Borrowings - Additional Information (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Maximum Amount Available	$ 3,600,000,000	$ 3,400,000,000
Federal Home Loan Bank Advances And Letters Of Credit Amount Used	400,000,000	600,000,000
Assets sold under agreements to repurchase	193,378,000	281,529,000
Other short-term borrowings	0	42,000
Federal Reserve Bank Advances
Debt Disclosure
Line Of Credit Facility Current Borrowing Capacity	1,100,000,000	1,200,000,000
Federal Home Loan Bank
Debt Disclosure
Line Of Credit Facility Capacity Available For Specific Purpose Other Than For Trade Purchases	$ 900,000,000	$ 900,000,000